Commitments and Contingencies - Schedule of Future Commitments of Operating Lease (Details) (Brooklyn ImmunoTherapeutics, LLC)	Dec. 31, 2019 USD ($)
2020	$ 635,000
2021	620,000
2022	634,000
2023	655,000
2024	670,000
Thereafter	932,000
Total operating lease payments	4,146,000
Brooklyn Immunotherapeutics, LLC [Member] | Successor [Member]
2020	553,189
2021	571,470
2022	588,918
2023	606,864
2024	624,172
Thereafter	747,656
Total operating lease payments	$ 3,692,269